SCUDDER
                                                                     INVESTMENTS


Asset Allocation III

Scudder Balanced Fund

Supplement to the currently effective prospectus

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The following revises "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the fund.

 Julie M. Van Cleave                       J. Christopher Gagnier
 CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset
 Asset Management and Lead Portfolio       Management and Portfolio Manager of
 Manager of the fund.                      the fund.
  o Joined Deutsche Asset Management        o Joined Deutsche Asset Management
    and the fund in 2002.                     in 1997 and the fund in 2002.
  o Head of Large Cap Growth Portfolio      o Prior to that, portfolio manager,
    Selection Team.                           Paine Webber, from 1984 to 1997.
  o Previous experience includes 18         o Analyst specializing in
    years' investment industry                asset-backed securities and
    experience at Mason Street                government investments.
    Advisors, most recently serving as      o Began investment career in 1979.
    Managing Director and team leader       o MBA, University of Chicago.
    for the large cap investment team.
  o MBA, University of Wisconsin--         Gary W. Bartlett
    Madison.                               CFA, Managing Director of Deutsche
                                           Asset Management and Portfolio
Jack A. Zehner                             Manager of the fund.
 Director of Deutsche Asset Management       o Joined Deutsche Asset Management
 and Portfolio Manager of the fund.            in 1992 and the fund in 2002.
  o Joined Deutsche Asset Management         o Analyst specializing in taxable
    and the fund in 2002.                      municipal and government
  o Previous experience includes eight         investments.
    years' investment industry               o Began investment career in 1982.
    experience at Mason Street Advisors      o MBA, Drexel University.
    where he served most recently as
    Director -- Common Stock.              Warren S. Davis
  o MBA, Marquette University.             Managing Director of Deutsche Asset
                                           Management and Portfolio Manager of
 Thomas J. Schmid                          the fund.
 CFA, Director of Deutsche Asset            o Joined Deutsche Asset Management
 Management and Portfolio Manager             in 1995 and the fund in 2002.
 of the fund.                               o Analyst specializing in mortgage-
  o Joined Deutsche Asset Management          and asset-backed securities.
    and the fund in 2002.                   o Began investment career in 1985.
  o Previous experience includes 15         o MBA, Drexel University.
    years' investment industry
    experience, most recently serving
    as Director -- Common Stock at Mason
    Street Advisors.
  o MBA, University of Chicago.

 Daniel R. Taylor                          Andrew P. Cestone
 CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset
 Asset Management and Portfolio Manager    Management and Portfolio Manager of
 of the fund.                              the fund.
  o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management
    1998 and the fund in 2002.                in 1998 and the fund in 2002.
  o Prior to that, fixed income             o Prior to that, investment analyst,
    portfolio manager, asset-backed           Phoenix Investment Partners, from
    securities analyst and senior             1997 to 1998.
    credit analyst, CoreStates              o Prior to that, credit officer,
    Investment Advisors, from 1992 to         asset based lending group, Fleet
    1998.                                     Bank, from 1995 to 1997.
  o Analyst specializing in
    asset-backed securities and            William T. Lissenden
    government securities.                 Director of Deutsche Asset Management
  o Began investment career in 1992.       and Portfolio Manager of the fund.
                                            o Joined Deutsche Asset Management
 Thomas J. Flaherty                           in 2002 and the fund in 2003.
 Managing Director of Deutsche Asset        o Prior to that, fixed income
 Management and Portfolio Manager             strategist and director of
 of the fund.                                 research at Conseco Capital
  o Joined Deutsche Asset Management          Management, director of fixed
    in 1995 and the fund in 2002.             income research and product
  o Analyst specializing in corporate         management at Prudential
    bonds and mortgages.                      Securities, national sales manager
  o Began investment career in 1984.          for fixed income securities at
                                              Prudential Securities and
 Janet Campagna                               institutional sales professional
 Managing Director of Deutsche Asset          at several firms including
 Management and Portfolio Manager of          Prudential, Goldman Sachs and
 the fund.                                    Merrill Lynch.
  o Joined Deutsche Asset Management        o MBA, Baruch College.
    in 1999 and the fund in 2002.
  o Head of global and tactical asset      Timothy C. Vile
    allocation.                            CFA, Managing Director of Deutsche
  o Investment strategist and manager      Asset Management and Portfolio
    of the asset allocation strategies     Manager of the fund.
    group for Barclays Global Investors     o Joined Deutsche Asset Management
    from 1994 to 1999.                        in 1991 and the fund in 2003.
  o Over 15 years of investment             o Prior to that, portfolio manager
    industry experience.                      for fixed income portfolios at
  o Master's degree in Social Science         Equitable Capital Management.
    from California Institute of            o Began investment career in 1984.
    Technology.
  o Ph.D in Political Science from
    University of California at Irvine.










               Please Retain This Supplement for Future Reference



November 6, 2003